Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Land	$3,365,013	$3,258,518	$109,937
Buildings and improvements	58,028,631	58,272,864	1,966,021
Machinery and equipment	72,700,762	66,185,198	2,232,969
Other equipment	2,089,581	1,588,113	53,580
Construction in progress and machinery in transit	7,696,254	5,863,713	197,831

	$143,880,241	$135,168,406	$4,560,338

For the year ended December 31, 2015

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2015	$3,348,018	$86,725,254	$233,669,627	$7,182,574	$5,862,217	$336,787,690
Additions		132,584	553,496	401,417	27,193,324	28,280,821
Disposals	-	(405,040)	(8,041,933)	(232,555)	(20,711)	(8,700,239)
Reclassification	-	8,579,472	18,054,712	389,783	(26,893,158)	130,809
Effect of foreign currency exchange differences	33,282	(584,338)	(952,295)	(18,811)	256,088	(1,266,074)

Balance at December 31, 2015	$3,381,300	$94,447,932	$243,283,607	$7,722,408	$6,397,760	$355,233,007

Accumulated depreciation and impairment

Balance at January 1, 2015	$-	$30,329,544	$149,497,980	$5,365,887	$7,164	$185,200,575
Depreciation expense	-	4,790,646	23,372,408	775,716	-	28,938,770
Impairment losses recognized	-	120,424	31,116	-	106,589	258,129
Disposals	-	(308,895)	(7,838,937)	(224,509)	-	(8,372,341)
Reclassification	-	5,704	(11,920)	3,008	-	(3,208)
Effect of foreign currency exchange differences	-	(290,545)	(482,349)	(12,688)	(411)	(785,993)

Balance at December 31, 2015	$-	$34,646,878	$164,568,298	$5,907,414	$113,342	$205,235,932

For the year ended December 31, 2016

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2016	$3,381,300	$94,447,932	$243,283,607	$7,722,408	$6,397,760	$355,233,007
Additions	-	22,341	94,480	470,901	27,093,140	27,680,862
Disposals	-	(684,698)	(5,956,179)	(159,822)	(268,782)	(7,069,481)
Reclassification	-	5,110,102	19,661,732	691,276	(25,463,285)	(175)
Acquisitions through business combinations	-	-	-	1,159	-	1,159
Effect of foreign currency exchange differences	(16,287)	(2,637,502)	(8,882,884)	(251,261)	(45,291)	(11,833,225)

Balance at December 31, 2016	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147

Accumulated depreciation and impairment

Balance at January 1, 2016	$-	$34,646,878	$164,568,298	$5,907,414	$113,342	$205,235,932
Depreciation expense	-	5,114,263	22,983,290	864,061	-	28,961,614
Impairment losses recognized	-	620	876,123	5,564	5,924	888,231
Disposals	-	(449,198)	(5,544,489)	(151,875)	(100,049)	(6,245,611)
Reclassification	-	(5,123)	9,660	(4,537)	-	-
Acquisitions through business combinations	-	-	-	824	-	824
Effect of foreign currency exchange differences	-	(1,077,896)	(7,392,888)	(236,371)	(1,929)	(8,709,084)

Balance at December 31, 2016	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906

For the year ended December 31, 2017

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147
Additions	-	350,434	102,301	130,659	23,094,288	23,677,682
Disposals	-	(609,294)	(8,449,949)	(763,937)	(73,248)	(9,896,428)
Reclassification	(35,965)	6,483,392	18,331,738	174,947	(25,428,464)	(474,352)
Effect of foreign currency exchange differences	(70,530)	(2,294,779)	(4,986,843)	(204,250)	557,595	(6,998,807)

Balance at December 31, 2017	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906
Depreciation expense	-	5,156,558	22,722,307	746,422	-	28,625,287
Impairment losses recognized	-	2,310	286,880	368	-	289,558
Disposals	-	(478,903)	(7,540,654)	(720,319)	(17,288)	(8,757,164)
Reclassification	-	(210,080)	34,452	(24,117)	-	(199,745)
Effect of foreign currency exchange differences	-	(784,365)	(3,990,174)	(163,467)	-	(4,938,006)

Balance at December 31, 2017	$-	$41,915,064	$187,012,805	$6,223,967	$-	$235,151,836

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1,2017	$113,529	$3,247,577	$8,373,845	$285,920	$260,241	$12,281,112
Additions	-	11,823	3,451	4,408	779,160	798,842
Disposals	-	(20,556)	(285,086)	(25,774)	(2,471)	(333,887)
Reclassification	(1,212)	218,738	618,480	5,902	(857,911)	(16,003)
Effect of foreign currency exchange differences	(2,380)	(77,422)	(168,247)	(6,891)	18,812	(236,128)

Balance at December 31, 2017	$109,937	$3,380,160	$8,542,443	$263,565	$197,831	$12,493,936

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$1,289,796	$5,921,052	$215,421	$583	$7,426,852
Depreciation expense	-	173,973	766,610	25,183	-	965,766
Impairment losses recognized	-	78	9,679	12	-	9,769
Disposals	-	(16,157)	(254,408)	(24,302)	(583)	(295,450)
Reclassification	-	(7,088)	1,162	(814)	-	(6,740)
Effect of foreign currency exchange differences	-	(26,463)	(134,621)	(5,515)	-	(166,599)

Balance at December 31,2017	$-	$1,414,139	$6,309,474	$209,985	$-	$7,933,598

Summary of Property, Plant and Equipment Useful Lives

Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-40 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years